Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Notional Amounts and Fair Values of Derivatives

The notional amounts in the tables below indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	2018			2017
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Exchange rate contracts	14,165	455	351	144,160	2,559	4,130
Interest rate contracts	79,522	1,455	1,326	863,151	22,091	21,619
Equity and credit contracts	2,854	278	168	19,814	888	693

Total derivatives held for trading	96,541	2,188	1,845	1,027,125	25,538	26,442

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,010	357	—	2,641	312	6
Interest rate contracts	86,422	1,065	1,315	59,610	1,272	1,470
Equity derivative contracts	—	—	—	16	—	4

	89,432	1,422	1,315	62,267	1,584	1,480

Designated as cash flow hedges:
Exchange rate contracts	33,901	3,537	200	23,117	3,206	55
Interest rate contracts	18,808	46	102	12,884	84	115
Equity derivative contracts	69	—	4	26	9	—

	52,778	3,583	306	36,027	3,299	170

Total derivatives held for hedging	142,210	5,005	1,621	98,294	4,883	1,650

Derivative netting(1)		(1,872)	(1,872)		(10,479)	(10,479)

Total derivatives	238,751	5,321	1,594	1,125,419	19,942	17,613

(1)

Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £9m (2017: £333m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £354m (2017: £706m).

Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method

The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
2018	Traded on recognised exchanges £m	Settled by central counterparties £m	Not settled by central counterparties £m	Total £m	Traded on recognised exchanges £m	Traded over the counter £m	Traded on recognised exchanges £m	Traded over the counter £m
Exchange rate contracts	—	—	51,076	51,076	—	4,349	—	551
Interest rate contracts	—	154,106	30,646	184,752	—	694	—	871
Equity and credit contracts	—	—	2,923	2,923	—	278	—	172

	—	154,106	84,645	238,751	—	5,321	—	1,594

2017
Exchange rate contracts	—	—	169,918	169,918	—	6,077	—	4,191
Interest rate contracts	71,618	626,600	237,427	935,645	—	12,968	—	12,725
Equity and credit contracts	30	—	19,826	19,856	—	897	1	696

	71,648	626,600	427,171	1,125,419	—	19,942	1	17,612

Summary of Fixed Rate Hedged Instruments

The following table shows the fixed rate instruments hedged, their underlying currency and the respective hedged benchmark rates:

Instrument	Currency	Designated benchmark instrument rate
Fixed rate mortgages	GBP	3-month LIBOR

Fixed rate loans	GBP, EUR	3-month LIBOR & EURIBOR

Reverse repurchase agreements	GBP, USD	SONIA, USD Fed Funds

Investment assets	GBP, EUR, USD	SONIA, 3-month LIBOR, Eonia & USD Fed Funds

Fixed rate savings	GBP, USD	3-month LIBOR, SONIA

Summary of Possible Sources of Hedge ineffectiveness

Possible sources of hedge ineffectiveness for each type of hedge relationship are set out below:

	Fair value hedges		Cash flow hedges
Possible sources of ineffectiveness	Portfolio hedges of interest rate risk	Micro hedges of Interest rate and foreign currency risk	Micro hedges of interest rate risk	Micro hedges of foreign currency risk	Equity risk on cash settled share-based transactions
Hedging derivatives with a non-zero fair value at date of initial designation	•	•	•	•	•
Differences in discounting between hedged item and hedging instrument as cash collateralised swaps discount using Overnight Indexed Swaps (OIS) discount curves, not applied to underlying hedged item	•	•
Counterparty credit risk impacts fair value of derivative but not hedged item	•	•
Differences in expected and actual volume of prepayments	•
Differences in discounting between hedged item and hedging instrument as cash collateralised cross currency swaps discount using OIS discount curves, not applied to underlying hedged item		•
Differences in timing of cash flows between hedged item and hedging instrument			•	•	•
Differences in basis of cash flows between hedged items and hedging instruments			•
Changes in the expected number of Sharesave options to be exercised					•

Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies

The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

2018	Hedging Instruments	Less than one month	Later than one month and not later than three months	Later than three months and not later than one year	Later than one year and not later than five years	Later than five years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts:
	– Nominal amount (£m)	6,162	8,411	14,611	39,508	15,652	84,344

	Average fixed interest rate – GBP (%)	0.63%	0.79%	1.06%	1.59%	2.85%
	Average fixed interest rate – EUR (%)	(0.22)%	0.67%	0.91%	1.09%	1.26%
	Average fixed interest rate – USD (%)	1.51%	1.31%	1.34%	2.68%	2.18%

Interest rate/foreign currency (FX) risk	Exchange rate contracts:
	– Nominal amount (£m)	392	1,295	—	1,101	222	3,010

	Interest rate contracts:
	– Nominal amount (£m)	392	1,295	—	90	301	2,078

	Average GBP—EUR exchange rate	—	—	—	1.1827	1.1682
	Average GBP—USD exchange rate	1.5800	1.3325	—	1.5110	—
	Average fixed interest rate – EUR (%)	—	—	—	3.89%	3.92%
	Average fixed interest rate – USD (%)	3.62%	2.50%	—	2.38%	7.95%

Cash flow hedges:
Interest rate risk	Interest rate contracts:
	– Nominal amount (£m)	—	1,715	1,991	3,100	—	6,806

	Average fixed interest rate – GBP (%)	—	0.73%	0.73%	1.33%	—

FX risk	Exchange rate contracts:
	– Nominal amount (£m)	3,916	2,552	2,961	5,596	—	15,025

	Interest rate contracts:
	– Nominal amount (£m)	—	—	—	785	—	785

	Average GBP – JPY exchange rate	—	147.2149	146.3718	145.3191	—
	Average GBP – EUR exchange rate	—	—	1.2803	1.1349	—
	Average GBP – USD exchange rate	1.3035	1.3067	1.3099	1.3049	—

Equity risk	Equity derivative contracts
	– Nominal amount (£m)	—	—	37	32	—	69

Interest rate/FX risk	Exchange rate contracts:
	– Nominal amount (£m)	—	—	1,773	11,481	5,622	18,876

	Interest rate contracts:
	– Nominal amount (£m)	—	—	784	7,562	2,871	11,217

	Average GBP – EUR exchange rate	—	—	1.2523	1.2707	1.2167
	Average GBP – USD exchange rate	—	—	1.6333	1.5447	1.5109
	Average fixed interest rate – GBP (%)	—	—	2.34%	2.66%	2.90%

Summary of Net Gains Or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income

Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	2018 £m	2017 £m	2016 £m
Fair value hedging:
Gains/(losses) on hedging instruments	4	56	(274)
(Losses)/gains on hedged items attributable to hedged risks	75	(2)	335

Fair value hedging ineffectiveness	79	54	61
Cash flow hedging ineffectiveness	(45)	(49)	(33)

	34	5	28

Summary of Information About Hedging Ineffectiveness by Risk Category

Hedge ineffectiveness can be analysed by risk category as follows:

2018	Changes in FV of hedging instruments to calculate hedge ineffectiveness £m	Changes in FV of hedged items to calculate hedge ineffectiveness £m	Hedge ineffectiveness recognised in income statement £m
Fair value hedges:
Interest rate risk	26	15	41
Interest rate/FX risk	(22)	60	38

	4	75	79

2018	Income statement line item affected by the reclassification	Changes in FV of hedging instruments to calculate hedge ineffectiveness £m	Changes in value of hedging instrument recognised in OCI £m	Hedge ineffectiveness recognised in income statement £m	Amount reclassified from cash flow hedging reserve to income statement £m
Cash flow hedges:
Interest rate risk	Net interest income	20	(14)	6	26
FX risk	Net interest income/net trading and other income	17	(19)	(2)	9
Equity risk	Operating expenses	(16)	16	—	(10)
Interest rate/FX risk	Net interest income/net trading and other income	722	(771)	(49)	726

		743	(788)	(45)	751

Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting
Cash flow hedging reserve
2018 £m
Balance at 1 January 2018	285
Effective portion of changes in fair value:
– Interest rate risk	14
– Foreign currency risk	19
– Equity risk	(16)
– Interest rate/foreign currency risk	771

788

Income statement transfers
– Interest rate risk	(26)
– Foreign currency risk	(9)
– Equity risk	10
– Interest rate/foreign currency risk	(726)

(751)

Balance at 31 December 2018	322

Summary of Details of Hedged Exposures by Hedging Strategies

The following table sets out the exposures covered by the Santander UK group’s hedging strategies:

		Carrying value		Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item		Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks		Change in value used for	Accumulated amount of FV hedge adjustments on
2018	Hedged item balance sheet line item	Assets £m	Liabilities £m	Assets £m	Liabilities £m	Assets £m	Liabilities £m	calculating hedge ineffective -ness £m	balance sheet for discontinued hedges £m
Fair value hedges:
Interest rate risk:	Loans and advances to customers	42,075	—	—	—	638	—	(149)	729
	Other financial assets at amortised cost	6,640	—	—	—	59	—	59	—
	Reverse repo agreements – non trading	10,954	—	—	—	—	—	—	—
	Other financial assets at FVOCI	7,447	—	10	—	—	—	(46)	123
	Deposits by customers	—	702	—	—	—	(1)	—	—
	Deposits by banks	—	516	—	15	—	—	9	(23)
Interest rate/FX risk:	Debt securities in issue	—	15,112	—	369	—	191	158	(548)
	Subordinated liabilities	—	685	—	152	—	52	44	(214)

		67,116	17,015	10	536	697	242	75	67

2018	Hedged item balance sheet line item	Change in value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve where hedge accounting is no longer applied £m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(19)	(4)	(2)
	Loans and advances to banks	—	(2)	—
	Deposits by banks	6	(1)	—
	Debt securities in issue	(1)	—	—
FX risk:	Other financial assets at FVOCI	199	(1)	—
	Not applicable – highly probable forecast transactions	(1)	—	—
	Debt securities in issue	(217)	21	3
Equity risk:	Other liabilities	16	(3)	(2)
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	(564)	233	50
	Subordinated liabilities/loans and advances to customers	(207)	79	—

		(788)	322	49